Registration No.   2-71469

811-3158

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 40	☒

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 43	☒

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

(Exact name of Registrant as Specified in Charter)

125 Broad Street, New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:    1-800-451-2010

Robert I. Frenkel

Secretary

Smith Barney Fundamental Value Fund Inc.

125 Broad Street

New York, New York 10004

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)
☒	on January 28, 2005 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1)
on pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Shares of Common Stock.

Part A

The Prospectus for Smith Barney Fundamental Value Fund Inc. (the “Fund”) is incorporated by reference to Part A of Post-Effective Amendment No. 39 to the Fund’s Registration Statement filed on November 16, 2004 (Accession No. 0001193125-04-198438).

PART B

The Statement of Additional Information for the Fund is incorporated by reference to Part B of Post-Effective Amendment No. 39 to the Fund’s Registration Statement filed on November 16, 2004 (Accession No. 0001193125-04-198438).

PART C

Item 22. Exhibits

All references are to the Registrant’s registration statement on Form N-1A as filed with the Securities and Exchange Commission (“SEC”), File Nos. 2-71469 and 811-3158 (the “Registration Statement”).

(a)(1) Registrant’s Articles of Incorporation dated May 13, 1994 are incorporated by reference to post-effective amendment no. 27 to the Registration Statement as filed with the SEC on May 26, 1995 (“Post-Effective Amendment No. 27”).

(a)(2) Registrant’s Articles of Amendment dated May 24, 1995 are incorporated by reference to post-effective amendment no. 28 to the Registration Statement as filed with the SEC on February 1, 1996 (“Post-Effective Amendment No. 28”).

(a)(3) Registrant’s Articles of Amendment dated June 11, 1998 are incorporated by reference to post-effective amendment no. 31 to the Registration Statement as filed with the SEC on November 24, 1998 (“Post-Effective Amendment No. 31”).

(a)(4) Registrant’s Articles of Amendment dated April, 2004 are incorporated by reference to post-effective amendment No. 39 to the Registration Statement as filed with the SEC on November 16, 2004.

(b)(1) Registrant’s amended and restated By-Laws are incorporated by reference to Post-Effective Amendment No. 38.

(c)(1) Registrant’s form of stock certificate relating to Class A shares, Class B shares, Class C shares, Class Y shares are incorporated by reference to Post-Effective Amendment No. 27.

(d) Form of Investment Advisory Agreement with Smith Barney Fund Management LLC. (SBFM) (formerly, Smith Barney Mutual Funds Management Inc.) is incorporated by reference to Post-Effective Amendment No. 27.

(e)(1) Form of Distribution Agreement between the Registrant and Citigroup Global Markets Inc., (“CGM”) formerly Salomon Smith Barney Inc., is incorporated by reference to Post-Effective Amendment No. 35.

(e)(2) Form of Distribution Agreement between the Registrant and PFS Distributors Inc. (“PFS”) is incorporated by reference to Post-Effective Amendment No. 35.

(f) Inapplicable.

(g)(1) Master Custodian Agreement with State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 37.

(h)(1) Form of Administration Agreement between the Fund and SBFM is incorporated by reference to Post-Effective Amendment No. 27.

(h)(2) Form of Transfer Agency Agreement between the Registrant and Citicorp Trust Bank, fsb (“CTB”) (formerly Citi Fiduciary Trust Company), is incorporated by reference to Post-Effective Amendment No. 35.

(h)(3) Form of Sub-Transfer Agency Agreement between the Registrant and PFPC Inc., is incorporated by reference to Post-Effective Amendment No. 35.

(h)(4) Form of Sub-Transfer Agency Agreement between the Registrant and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment No. 35.

(i) Opinion of Maryland Counsel is incorporated by reference to Post- Effective Amendment No. 27.

(j)(1) Consent of Independent Accountants is not applicable.

(k) Inapplicable.

(l) Inapplicable.

(m)(1) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 with CGM is filed herein.

(n) Amended Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 31.

(p)(1) Code of Ethics of SBFM is incorporated by reference to Post-Effective Amendment No. 35.

(p)(2) Code of Ethics for the Co-Distributor - CGM is incorporated by reference to Post-Effective Amendment No. 37.

(p)(3) Code of Ethics for the Co-Distributor - PFS is incorporated by reference to Post-Effective Amendment No. 37.

Item 23. Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 24. Indemnification

The response to this item is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC.

Item 25(a). Business and Other Connections of Investment Adviser

SBFM was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999, SBFM was converted into a Delaware Limited Liability Company. SBFM is a wholly owned subsidiary of Citigroup Global Markets Inc. which in turn is a wholly owned subsidiary of Citigroup Inc. (“Citigroup”). SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

The list required by this Item 25 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act (SEC File No. 801-8314).

Advisers Act (SEC File No. 801-8314).

Item 26. Principal Underwriters

(a) CGM, the Registrant’s distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

PFS Distributors, Inc. (“PFS Distributors”), a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds.

(b) The information required by this Item 26 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(c) Not applicable.

Item 27. Location of Accounts and Records

(1)	With respect to the Registrant,
Investment Adviser and Administrator:
c/o Smith Barney Fund Management LLC
125 Broad Street
New York, New York 10004
and
399 Park Avenue
New York, NY 10022

(2)	With respect to the Registrant’s Custodian:
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

(3)	With respect to the Registrant’s Transfer Agent:
Citicorp Trust Bank, fsb
125 Broad Street
New York, New York 10004

(4)	With respect to the Registrant’s Sub-Transfer Agents:
PFPC Inc.
P.O. Box 9699
Providence RI 02940-9699

and

PFS Shareholder Services
3100 Breckinridge Blvd.
Building 20
Duluth, GA 30099-0062

(5)	With respect to the Registrant’s Distributors:
Citigroup Global Markets Inc.
388 Greenwich Street
New York, NY 10013

and

PFS Distributors, Inc.
3100 Breckinridge Blvd.
Building 20
Duluth, GA 30099-0062

Item 28. Management Services

Not applicable.

Item 29. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY FUNDAMENTAL VALUE FUND INC., certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 13th day of January, 2005.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Registrant

By:	/s/ R. JAY GERKEN
Name:	R. Jay Gerken
Title:	Chairman of the Board and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post- Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature:	Title:	Date:

/S/ R. JAY GERKEN R. Jay Gerken	Chairman of the Board (Chief Executive Officer)	1/13/05

/S/ JAMES GIALLANZA James Giallanza	Treasurer (Chief Financial Officer)	1/13/05

/S/ ROBERT M. FRAYN* Robert M. Frayn	Director	1/13/05

/S/ LEON P. GARDNER* Leon P. Gardner	Director	1/13/05

/S/ HOWARD J. JOHNSON* Howard J. Johnson	Director	1/13/05

/S/ DAVID E. MARYATT* David E. Maryatt	Director	1/13/05

/S/ JERRY A. VISCIONE* Jerry A. Viscione	Director	1/13/05

*	Signed by R. Jay Gerken, their duly Authorized attorney-in-fact, pursuant to power of attorney dated November 15, 2004.

/s/    R. Jay Gerken

R. Jay Gerken

KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below, hereby makes, constitutes and appoints R. Jay Gerken, Andrew B. Shoup, James Giallanza, Robert I. Frenkel, Thomas C. Mandia and Michael Kocur, and each and any one of them, his or her true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as a Director of Smith Barney Fundamental Value Fund Inc., all documents, certificates, instruments, statements, filings and agreements (“documents”) to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement, and any other documents relating or ancillary thereto, including but not limited to, all documents relating to filings with the United States Securities and Exchange Commission (the “SEC”) pursuant to the Securities Act of 1933, as amended, the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended (collectively, the “Acts”), and the rules and regulations promulgated thereunder, including any registration statements (including pre-effective and post-effective amendments thereto) on Form N-1A, Form N-2 or N-14 required to be filed with the SEC pursuant to the Acts.

All past acts of the attorney-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

This power of attorney shall be valid for the date hereof until revoked by me.

IN WITNESS WHEREOF, I have executed this instrument as of the 15th day of November 2004.

/s/	/s/
Robert M. Frayn	David E. Maryatt

/s/	/s/
Leon P. Gardner	Jerry A. Viscione

/s/
Howard J. Johnson

EXHIBIT INDEX

Exhibit No.	Exhibit

(m)(1)	Amended and Restated Shareholder Services and Distribution Plan